RETIREMENT BENEFITS - Health Care Cost-Trend Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans
Health care cost increase following year (as a percent)	6.25%	6.50%
Ultimate rate to which cost increase is assumed to decline (as a percent)	5.00%	5.00%
Year in which the ultimate rate is reached	2027	2027
Non-U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans
Health care cost increase following year (as a percent)	6.92%	6.85%
Ultimate rate to which cost increase is assumed to decline (as a percent)	6.92%	6.85%
Year in which the ultimate rate is reached	2022	2021